Variable Interest Entities - Additional Information (Detail) (ZF Marysville, LLC [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ZF Marysville, LLC [Member]
Variable Interest Entity [Line Items]
Capital lease assets	$ 93	$ 108
Capital lease obligations	102	115
Maximum exposure to loss on contractual commitment	$ 12